16. Lease Commitments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Lease Commitments Tables
Future minimum lease payments
	2017	2018	2019	2020	2021	Thereafter
Operating Leases	$36,214	$36,214	$–	$–	$–	$–
Employment Contracts	258,360	580,413	–	–	–	–
Total	$294,574	$616,627	$–	$–	$–	$–

Year	Amount
2017	$143,451
2018	36,214
$179,665